Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
Risk management and strategy
We believe that cybersecurity is fundamental in our operations and, as such, we are committed to maintaining robust governance and oversight of cybersecurity risks and to implementing comprehensive processes and procedures for identifying, assessing, and managing material risks from cybersecurity threats as part of our broader risk management system and processes. We maintain various cybersecurity measures and protocols to safeguard our systems and data and continuously monitor and assess potential threats to pre-emptively address any emerging cyber risks. We have implemented various processes for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. These risk assessments include identifying reasonably foreseeable potential internal and external risks, the likelihood of occurrence and any potential damage that could result from such risks, and the sufficiency of existing policies, procedures, systems, controls, and other safeguards in place to manage such risks. As part of our risk management process, we engage third party experts to help identify and assess risks from cybersecurity threats.
The Company’s personnel are provided cyber security awareness training and are adequately trained to perform their information security-related duties and responsibilities consistent with related policies, procedures, and agreements. Where network connectivity is used, appropriate controls, including firewalls and intrusion detection exist and periodic assessment is performed to prevent unauthorised access.

Cybersecurity Threats
During the year ended December 31, 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. For more information about the cybersecurity risks we face, please see Item 3. Key Information - D. Risk Factors - “A cyber-attack could materially disrupt our business.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented various processes for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. These risk assessments include identifying reasonably foreseeable potential internal and external risks, the likelihood of occurrence and any potential damage that could result from such risks, and the sufficiency of existing policies, procedures, systems, controls, and other safeguards in place to manage such risks.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]
During the year ended December 31, 2024, we did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition. For more information about the cybersecurity risks we face, please see Item 3. Key Information - D. Risk Factors - “A cyber-attack could materially disrupt our business.”

Cybersecurity Risk Board of Directors Oversight [Text Block]
Governance
Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated the day-to-day oversight of cybersecurity and other technology risks to an outside consultant who is over sought by Company’s senior management and is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity updates, including updates on monitoring and strategies to prevent cybersecurity threats to the board of directors on a quarterly basis or more often as needed. Senior management regularly discusses cyber risks and trends and, should they arise, any material incidents with our board of directors. Certain of our management team oversees the cybersecurity policy and have relevant expertise in day-to-day oversight of cybersecurity policies.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated the day-to-day oversight of cybersecurity and other technology risks to an outside consultant who is over sought by Company’s senior management
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]
Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated the day-to-day oversight of cybersecurity and other technology risks to an outside consultant who is over sought by Company’s senior management and is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity updates, including updates on monitoring and strategies to prevent cybersecurity threats to the board of directors on a quarterly basis or more often as needed. Senior management regularly discusses cyber risks and trends and, should they arise, any material incidents with our board of directors. Certain of our management team oversees the cybersecurity policy and have relevant expertise in day-to-day oversight of cybersecurity policies.

Cybersecurity Risk Role of Management [Text Block]
Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated the day-to-day oversight of cybersecurity and other technology risks to an outside consultant who is over sought by Company’s senior management and is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity updates, including updates on monitoring and strategies to prevent cybersecurity threats to the board of directors on a quarterly basis or more often as needed. Senior management regularly discusses cyber risks and trends and, should they arise, any material incidents with our board of directors. Certain of our management team oversees the cybersecurity policy and have relevant expertise in day-to-day oversight of cybersecurity policies.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated the day-to-day oversight of cybersecurity and other technology risks to an outside consultant who is over sought by Company’s senior management and is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity updates, including updates on monitoring and strategies to prevent cybersecurity threats to the board of directors on a quarterly basis or more often as needed. Senior management regularly discusses cyber risks and trends and, should they arise, any material incidents with our board of directors. Certain of our management team oversees the cybersecurity policy and have relevant expertise in day-to-day oversight of cybersecurity policies.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Certain of our management team oversees the cybersecurity policy and have relevant expertise in day-to-day oversight of cybersecurity policies.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]
Our board of directors considers cybersecurity risk as part of its risk oversight function and has delegated the day-to-day oversight of cybersecurity and other technology risks to an outside consultant who is over sought by Company’s senior management and is responsible for assessing and managing cybersecurity threats and for reporting cybersecurity updates, including updates on monitoring and strategies to prevent cybersecurity threats to the board of directors on a quarterly basis or more often as needed. Senior management regularly discusses cyber risks and trends and, should they arise, any material incidents with our board of directors. Certain of our management team oversees the cybersecurity policy and have relevant expertise in day-to-day oversight of cybersecurity policies.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true